Average Annual Total Returns (Lifestyle Aggressive Trust)	12 Months Ended
May 01, 2011
S&P 500 Index
Average Annual Return:
One Year	15.06%
Five Year	2.29%
Ten Year	1.41%
Series I, Lifestyle Aggressive Trust
Average Annual Return:
One Year	16.44%
Five Year	2.80%
Ten Year	3.12%
Date of Inception	Jan. 07, 1997
Series II, Lifestyle Aggressive Trust
Average Annual Return:
One Year	16.12%
Five Year	2.59%
Ten Year	2.99%
Date of Inception	Jan. 28, 2002
Series NAV, Lifestyle Aggressive Trust
Average Annual Return:
One Year	16.50%
Five Year	2.84%
Ten Year	3.14%
Date of Inception	Apr. 29, 2005